INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	11 Months Ended
	May 11, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00	$ 10.00
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units issued	11,500,000	11,500,000	11,500,000
Price per unit	$ 10.00	$ 10.00	$ 10.00
IPO | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1	1
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Number of shares issuable per warrant		1	1
IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		1	1
Exercise price of warrants		$ 11.50	$ 11.50